Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

9. Fair Value Measurements

The fair values of our financial instruments are based on published sources for pricing when possible. We rely on valuation models only when no other methods exist. The value of our financial instruments represents our best estimates of the fair value, which may not be the value realized in the future. The table below presents the fair value and cost of our non-derivative instruments at June 30, 2012 and December 31, 2011. See also Note 10 of Notes to Condensed Consolidated Financial Statements for the fair values of our derivative instruments.

	Successor
	At June 30, 2012		At December 31, 2011
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money Market Funds	$0.2	$0.2	$0.2	$0.2
Equity Securities	4.0	4.9	3.9	4.4
Debt Securities	5.0	5.5	5.0	5.5
Multi-Strategy Fund	0.3	0.2	0.3	0.2
Total Assets	$9.5	$10.8	$9.4	$10.3

Liabilities
Debt	$2,619.6	$2,744.4	$2,629.3	$2,710.6

Debt

The carrying value of DPL's debt was adjusted to fair value at the Merger date. Unrealized gains or losses that are not recognized in the financial statements because debt is presented at the carrying value established at the Merger date. The debt amounts include the current portion payable in the next twelve months and have maturities that range from 2013 to 2061.

Master Trust Assets

DP&L established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans. These assets are primarily comprised of open-ended mutual funds which are valued using the net asset value per unit. These investments are recorded at fair value within Other deferred assets on the balance sheets and classified as available for sale. Any unrealized gains or losses are recorded in AOCI until the securities are sold.

DPL had $0.5 million ($0.3 million after tax) of unrealized gains and immaterial losses on the Master Trust assets in AOCI at June 30, 2012 and immaterial unrealized gains and losses in AOCI at December 31, 2011.

Due to the liquidation of the DPL Inc. common stock held in the Master Trust, there is sufficient cash to cover the next twelve months of benefits payable to employees covered under the benefit plans. Therefore, no unrealized gains or losses are expected to be transferred to earnings since we will not need to sell any investments in the next twelve months.

Net Asset Value (NAV) per Unit

The following table discloses the fair value and redemption frequency for those assets whose fair value is estimated using the NAV per unit as of June 30, 2012 and December 31, 2011. These assets are part of the Master Trust. Fair values estimated using the NAV per unit are considered Level 2 inputs within the fair value hierarchy, unless they cannot be redeemed at the NAV per unit on the reporting date. Investments that have restrictions on the redemption of the investments are Level 3 inputs. As of June 30, 2012, DPL did not have any investments for sale at a price different from the NAV per unit.

Fair Value Estimated Using Net Asset Value per Unit (Successor)

Fair Value Estimated Using Net Asset Value per Unit (Successor)
$ in millions	Fair Value at June 30, 2012	Fair Value at December 31, 2011	Unfunded Commitments
Money Market Fund (a)	$0.2	$0.2	$-
Equity Securities (b)	4.9	4.4	-
Debt Securities (c)	5.5	5.5	-
Multi-Strategy Fund (d)	0.2	0.2	-
Total	$10.8	$10.3	$-

(a) This category includes investments in high-quality, short-term securities. Investments in this category can be redeemed immediately at the current net asset value per unit.

(b) This category includes investments in hedge funds representing an S&P 500 Index and the Morgan Stanley Capital International (MSCI) U.S. Small Cap 1750 Index. Investments in this category can be redeemed immediately at the current net asset value per unit.

(c) This category includes investments in U.S. Treasury obligations and U.S. investment grade bonds. Investments in this category can be redeemed immediately at the current net asset value per unit.

(d) This category includes a mix of actively managed funds holding investments in stocks, bonds and short-term investments in a mix of actively managed funds. Investments in this category can be redeemed immediately at the current net asset value per unit.

Fair Value Hierarchy

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. These inputs are then categorized as Level 1 (quoted prices in active markets for identical assets or liabilities); Level 2 (observable inputs such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active); or Level 3 (unobservable inputs).

Valuations of assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. We include our own credit risk and our counterparty's credit risk in our calculation of fair value using global average default rates based on an annual study conducted by a large rating agency.

We did not have any transfers of the fair values of our financial instruments between Level 1 and Level 2 of the fair value hierarchy.

The fair value of assets and liabilities at June 30, 2012 and December 31, 2011 measured on a recurring basis and the respective category within the fair value hierarchy for DPL was determined as follows:

	Assets and Liabilities Measured at Fair Value on a Recurring Basis (Successor)
		Level 1	Level 2	Level 3
$ in millions	Fair Value at June 30, 2012*	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs	Collateral and Counterparty Netting	Fair Value on Balance Sheet at June 30, 2012
Assets
Master Trust Assets
Money Market Funds	$0.2	$-	$0.2	$-	$-	$0.2
Equity Securities	4.9	-	4.9	-	-	4.9
Debt Securities	5.5	-	5.5	-	-	5.5
Multi-Strategy Fund	0.2	-	0.2	-	-	0.2
Total Master Trust Assets	10.8	-	10.8	-	-	10.8
Derivative Assets
Heating Oil Futures	0.3	0.3	-	-	(0.3)	-
Forward Power Contracts	18.3	-	18.3	-	(3.3)	15.0
Total Derivative Assets	18.6	0.3	18.3	-	(3.6)	15.0

Total Assets	$29.4	$0.3	$29.1	$-	$(3.6)	$25.8

Liabilities
Derivative Liabilities
Interest Rate Hedge	$(39.5)	$-	$(39.5)	$-	$-	$(39.5)
FTRs	(0.1)	-	-	(0.1)	-	(0.1)
Forward NYMEX Coal Contracts	(16.5)	-	(16.5)	-	11.4	(5.1)
Forward Power Contracts	(16.0)	-	(16.0)	-	11.5	(4.5)
Total Derivative Liabilities	(72.1)	-	(72.0)	(0.1)	22.9	(49.2)

Long-term Debt	(2,744.4)	-	(2,725.2)	(19.2)	-	(2,744.4)

Total Liabilities	$(2,816.5)	$-	$(2,797.2)	$(19.3)	$22.9	$(2,793.6)

*Includes credit valuation adjustments for counterparty risk and our own credit risk.

	Assets and Liabilities Measured at Fair Value on a Recurring Basis (Successor)
		Level 1	Level 2	Level 3
$ in millions	Fair Value at December 31, 2011 *	Based on Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs	Collateral and Counterparty Netting	Fair Value on Balance Sheet at December 31, 2011
Assets
Master Trust Assets
Money Market Funds	$0.2	$-	$0.2	$-	$-	$0.2
Equity Securities	4.4	-	4.4	-	-	4.4
Debt Securities	5.5	-	5.5	-	-	5.5
Multi-Strategy Fund	0.2	-	0.2	-	-	0.2
Total Master Trust Assets	10.3	-	10.3	-	-	10.3
Derivative Assets
FTRs	0.1	-	0.1	-	-	0.1
Heating Oil Futures	1.8	1.8	-	-	(1.8)	-
Forward Power Contracts	17.3	-	17.3	-	(1.0)	16.3
Total Derivative Assets	19.2	1.8	17.4	-	(2.8)	16.4

Total Assets	$29.5	$1.8	$27.7	$-	$(2.8)	$26.7

Liabilities
Derivative Liabilities
Interest Rate Hedge	$(32.5)	$-	$(32.5)	$-	$-	$(32.5)
Forward NYMEX Coal Contracts	(14.5)	-	(14.5)	-	10.8	(3.7)
Forward Power Contracts	(13.3)	-	(13.3)	-	5.6	(7.7)
Total Derivative Liabilities	(60.3)	-	(60.3)	-	16.4	(43.9)

Total Liabilities	$(60.3)	$-	$(60.3)	$-	$16.4	$(43.9)

*Includes credit valuation adjustments for counterparty risk and our own credit risk.

We use the market approach to value our financial instruments. Level 1 inputs are used for derivative contracts such as heating oil futures. The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions. Level 2 inputs are used to value derivatives such as forward power contracts and forward NYMEX-quality coal contracts (which are traded on the OTC market but which are valued using prices on the NYMEX for similar contracts on the OTC market). Other Level 2 assets include: open-ended mutual funds that are in the Master Trust, which are valued using the end of day NAV per unit; and interest rate hedges, which use observable inputs to populate a pricing model. Financial transmission rights are considered a Level 3 input, beginning April 1, 2012, because the monthly auctions are considered inactive.

Our Level 3 inputs are immaterial to our derivative balances as a whole and as such no further disclosures are presented.

Our debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets. These fair value inputs are considered Level 2 in the fair value hierarchy. Our long-term leases and the WPAFB loan are not publicly traded. Fair value is assumed to equal carrying value. These fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs. Additional Level 3 disclosures were not presented since debt is not recorded at fair value.

Approximately 99% of the inputs to the fair value of our derivative instruments are from quoted market prices.

Non-recurring Fair Value Measurements

We use the cost approach to determine the fair value of our AROs which are estimated by discounting expected cash outflows to their present value at the initial recording of the liability. Cash outflows are based on the approximate future disposal cost as determined by market information, historical information or other management estimates. These inputs to the fair value of the AROs would be considered Level 3 inputs under the fair value hierarchy. Additions to AROs were not material during the six months ended June 30, 2012 and 2011.

Cash Equivalents

DPL had $110.0 million and $125.0 million in money market funds classified as cash and cash equivalents in its Condensed Consolidated Balance Sheets at June 30, 2012 and December 31, 2011, respectively. The money market funds have quoted prices that are generally equivalent to par and are considered Level 2.

10. Fair Value Measurements

The fair values of our financial instruments are based on published sources for pricing when possible. We rely on valuation models only when no other method is available to us. The fair value of our financial instruments represents estimates of possible value that may or may not be realized in the future. The table below presents the fair value and cost of our non-derivative instruments at December 31, 2011 and 2010. See also Note 11 for the fair values of our derivative instruments.

	Successor		Predecessor
	At December 31,		At December 31,
	2011		2010
$ in millions	Cost	Fair Value	Cost	Fair Value
DPL
Assets
Money Market Funds	$0.2	$0.2	$1.6	$1.6
Equity Securities	3.9	4.4	3.8	4.4
Debt Securities	5.0	5.5	5.2	5.5
Multi-Strategy Fund	0.3	0.2	0.3	0.3
	9.4	10.3	10.9	11.8

Short-term Investments - VRDNs	-	-	54.2	54.2
Short-term Investments - Bonds	-	-	15.1	15.1
Total Short-term Investments	-	-	69.3	69.3
Total Assets	9.4	10.3	80.2	81.1

Liabilities
Debt	$2,629.3	$2,710.6	$1,324.1	$1,307.5

Debt

The carrying value of DPL's debt was adjusted to fair value at the Merger date. The fair value of the debt at December 31, 2011 did not change substantially from the value at the Merger date. Unrealized gains or losses are not recognized in the financial statements as debt is presented at the carrying value established at the Merger date, net of unamortized premium or discount in the financial statements. The debt amounts include the current portion payable in the next twelve months and have maturities that range from 2013 to 2061.

Master Trust Assets

DP&L established a Master Trust to hold assets that could be used for the benefit of employees participating in employee benefit plans. These assets are primarily comprised of open-ended mutual funds which are valued using the net asset value per unit. These investments are recorded at fair value within Other deferred assets on the balance sheets and classified as available for sale. Any unrealized gains or losses are recorded in AOCI until the securities are sold.

DPL had immaterial unrealized gains and losses on the Master Trust assets in AOCI at December 31, 2011 and $0.9 million ($0.6 million after tax) in unrealized gains and immaterial unrealized losses in AOCI at December 31, 2010.

Due to the liquidation of the DPL Inc. common stock held in the Master Trust, there is sufficient cash to cover the next twelve months of benefits payable to employees covered under the benefit plans covered by the trust. Therefore, no unrealized gains or losses are expected to be transferred to earnings since we will not need to sell any investments in the next twelve months.

Short-term Investments

DPL, from time to time, utilizes VRDNs as part of its short-term investment strategy. The VRDNs are of high credit quality and are secured by irrevocable letters of credit from major financial institutions. VRDN investments have variable rates tied to short-term interest rates. Interest rates are reset every seven days and these VRDNs can be tendered for sale upon notice back to the financial institution. Although DPL's VRDN investments have original maturities over one year, they are frequently re-priced and trade at par. We account for these VRDNs as available-for-sale securities and record them as short-term investments at fair value, which approximates cost, since they are highly liquid and are readily available to support DPL's current operating needs.

DPL also from time to time utilizes investment-grade fixed income corporate securities in its short-term investment portfolio. These securities are accounted for as held-to-maturity investments.

Net Asset Value (NAV) per Unit

The following table discloses the fair value and redemption frequency for those assets whose fair value is estimated using the NAV per unit as of December 31, 2011 and 2010. These assets are part of the Master Trust. Fair values estimated using the NAV per unit are considered Level 2 inputs within the fair value hierarchy, unless they cannot be redeemed at the NAV per unit on the reporting date. Investments that have restrictions on the redemption of the investments are Level 3 inputs. As of December 31, 2011, DPL did not have any investments for sale at a price different from the NAV per unit.

Fair Value Estimated Using Net Asset Value per Unit (Successor)
Fair Value at
	December 31,	Unfunded	Redemption
$ in millions	2011	Commitments	Frequency
Money Market Fund (a)	$0.2	$-	Immediate
Equity Securities (b)	4.4	-	Immediate
Debt Securities (c)	5.5	-	Immediate
Multi-Strategy Fund (d)	0.2	-	Immediate
Total	$10.3	$-

Fair Value Estimated Using Net Asset Value per Unit (Predecessor)
Fair Value at
	December 31,	Unfunded	Redemption
$ in millions	2010	Commitments	Frequency
Money Market Fund (a)	$1.6	$-	Immediate
Equity Securities (b)	4.4	-	Immediate
Debt Securities (c)	5.5	-	Immediate
Multi-Strategy Fund (d)	0.3	-	Immediate
Total	$11.8	$-

(a) This category includes investments in high-quality, short-term securities. Investments in this category can be redeemed immediately at the current net asset value per unit.

(b) This category includes investments in hedge funds representing an S&P 500 index and the Morgan Stanley Capital International (MSCI) U.S. Small Cap 1750 Index. Investments in this category can be redeemed immediately at the current net asset value per unit.

(c) This category includes investments in U.S. Treasury obligations and U.S. investment grade bonds. Investments in this category can be redeemed immediately at the current net asset value per unit.

(d) This category includes a mix of actively managed funds holding investments in stocks, bonds and short-term investments in a mix of actively managed funds. Investments in this category can be redeemed immediately at the current net asset value per unit.

Fair Value Hierarchy

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. These inputs are then categorized as Level 1 (quoted prices in active markets for identical assets or liabilities); Level 2 (observable inputs such as quoted prices for similar assets or liabilities or quoted prices in markets that are not active); or Level 3 (unobservable inputs).

Valuations of assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. We include our own credit risk and our counterparty's credit risk in our calculation of fair value using global average default rates based on an annual study conducted by a large rating agency.

We did not have any transfers of the fair values of our financial instruments between Level 1 and Level 2 of the fair value hierarchy during the twelve months ended December 31, 2011 and 2010.

The fair value of assets and liabilities at December 31, 2011 measured on a recurring basis and the respective category within the fair value hierarchy for DPL was determined as follows:

	Successor
	Assets and Liabilities Measured at Fair Value on a Recurring Basis
		Level 1	Level 2	Level 3
							Fair Value on
	Fair Value at	Based on Quoted	Other			Collateral and	Balance Sheet at
	December 31,	Prices in Active	Observable	Unobservable Counterparty		Counterparty	December 31,
$ in millions	2011*	Markets	Inputs	Inputs		Netting	2011
Assets
Master Trust Assets
Money Market Funds	$0.2	$-	$0.2		$-	$-	$0.2
Equity Securities	4.4	-	4.4		-	-	4.4
Debt Securities	5.5	-	5.5		-	-	5.5
Multi-Strategy Fund	0.2	-	0.2		-	-	0.2
Total Master Trust Assets	10.3	-	10.3		-	-	10.3
Derivative Assets
FTRs	0.1	-	0.1		-	-	0.1
Heating Oil Futures	1.8	1.8	-		-	(1.8)	-
Forward Power Contracts	17.3	-	17.3		-	(1.0)	16.3
Total Derivative Assets	19.2	1.8	17.4		-	(2.8)	16.4
Short-term Investments - VRDNs	-	-	-		-	-	-
Short-term Investments - Bonds	-	-	-		-	-	-
Total Short-term investments	-	-	-		-	-	-
Total Assets	$29.5	$1.8	$27.7		$-	$(2.8)	$26.7

Liabilities
Derivative Liabilities
Interest Rate Hedge	$(32.5)	$-	$(32.5)		$-	$-	$(32.5)
Forward NYMEX Coal Contracts	(14.5)	-	(14.5)		-	10.8	(3.7)
Forward Power Contracts	(13.3)	-	(13.3)		-	5.6	(7.7)
Total Derivative Liabilities	(60.3)	-	(60.3)		-	16.4	(43.9)

Total Liabilities	$(60.3)	$-	$(60.3)		$-	$16.4	$(43.9)

*Includes credit valuation adjustments for counterparty risk.

The fair value of assets and liabilities at December 31, 2010 measured on a recurring basis and the respective category within the fair value hierarchy for DPL was determined as follows:

	Predecessor
	Assets and Liabilities Measured at Fair Value on a Recurring Basis
			Level 1	Level 2	Level 3
							Fair Value on
	Fair Value at		Based on Quoted	Other		Collateral and	Balance Sheet at
	December 31,		Prices in Active	Observable	Unobservable	Counterparty	December 31,
$ in millions	2010	*	Markets	Inputs	Inputs	Netting	2010
Assets
Master Trust Assets
Money Market Funds	$1.6		$-	$1.6	$-	$-	$1.6
Equity Securities (a)	4.4		-	4.4	-	-	4.4
Debt Securities	5.5		-	5.5	-	-	5.5
Multi-Strategy Fund	0.3		-	0.3	-	-	0.3
Total Master Trust Assets	11.8		-	11.8	-	-	11.8
Derivative Assets
FTRs	0.3		-	0.3	-	-	0.3
Heating Oil Futures	1.6		1.6	-	-	(1.6)	-
Interest Rate Hedge	20.7		-	20.7	-	-	20.7
Forward NYMEX Coal Contracts	37.5		-	37.5	-	(21.9)	15.6
Forward Power Contracts	0.2		-	0.2	-	(0.2)	-
Total Derivative Assets	60.3		1.6	58.7	-	(23.7)	36.6
Short-term Investments - VRDNs	54.2		-	54.2	-	-	54.2
Short-term Investments - Bonds	15.1		-	15.1	-	-	15.1
Total Short-term investments	69.3		-	69.3	-	-	69.3
Total Assets	$141.4		$1.6	$139.8	$-	$(23.7)	$117.7

Liabilities
Derivative Liabilities
Interest Rate Hedge	$6.6		$-	$6.6	$-	$-	$6.6
Forward Power Contracts	3.1		-	3.1	-	(1.1)	2.0
Total Derivative Liabilities	9.7		-	9.7	-	(1.1)	8.6

Total Liabilities	$9.7		$-	$9.7	$-	$(1.1)	$8.6

*Includes credit valuation adjustments for counterparty risk.

(a) DPL stock in the Master Trust was eliminated in consolidation.

We use the market approach to value our financial instruments. Level 1 inputs are used for derivative contracts such as heating oil futures. The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions. Level 2 inputs are used to value derivatives such as financial transmission rights (where the quoted prices are from a relatively inactive market), forward power contracts and forward NYMEX-quality coal contracts (which are traded on the OTC market but which are valued using prices on the NYMEX for similar contracts on the OTC market). VRDNs and bonds are considered Level 2 because they are priced using recent transactions for similar assets. Other Level 2 assets include: open-ended mutual funds that are in the Master Trust, which are valued using the end of day NAV per unit; and interest rate hedges, which use observable inputs to populate a pricing model.

Approximately 97% of the inputs to the fair value of our derivative instruments are from quoted market prices.

Non-recurring Fair Value Measurements

We use the cost approach to determine the fair value of our AROs which are estimated by discounting expected cash outflows to their present value at the initial recording of the liability. Cash outflows are based on the approximate future disposal cost as determined by market information, historical information or other management estimates. These inputs to the fair value of the AROs would be considered Level 3 inputs under the fair value hierarchy. There were $1.0 million and $1.4 million of gross additions to our existing river structures and asbestos AROs during the twelve months ended December 31, 2011 and 2010. In addition, it was determined that a river structure would be retired earlier than previously estimated. This resulted in a partial reduction to the ARO liability of $0.8 million in 2010.

Cash Equivalents

DPL had $125.0 million and $29.9 million in money market funds classified as cash and cash equivalents in its Consolidated Balance Sheets at December 31, 2011 and 2010, respectively. The money market funds have quoted prices that are generally equivalent to par.